SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of restricted share units outstanding
Outstanding at beginning of period (in shares)	128,108
Granted (in shares)	873,496
Vested (in shares)	(105,988)
Forfeited (in shares)	(73,375)
Expired (in shares)	0
Outstanding at end of period (in shares)	822,241	128,108
Weighted-average ordinary fair value per share at grant date
Outstanding at beginning of period (in USD per share)	$ 68.70
Granted (in USD per share)	9.67	$ 68.70	$ 130.50
Vested (in USD per share)	47.20
Forfeited (in USD per share)	72.04
Expired (in USD per share)	0
Outstanding at end of period (in USD per share)	$ 11.85	$ 68.70